Other Liabilities, Provisions, Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2021
IFRS Text Block [Abstract]
Schedule of Other Current Financial Liabilities

	December 31,		December 31,
	2021		2020
Sundry creditors	Ps.	12,873	Ps.	11,895
Derivative financial instruments (see Note 21)		138		1,127
Others		186		3
Total	Ps.	13,197	Ps.	13,025

Schedule of Provisions and Other Non-Current Liabilities

	December 31,		December 31,
	2021		2020
Contingencies	Ps.	5,589	Ps.	6,303
Payable taxes		662		651
Others		2,409		2,586
Total	Ps.	8,660	Ps.	9,540

Schedule of Other Financial Liabilities

	December 31,		December 31,
	2021		2020
Derivative financial instruments (see Note 21)	Ps.	1,635	Ps.	3,743
Security deposits		729		1,279
Total	Ps.	2,364	Ps.	5,022

Schedule of Provisions Recorded in the Statement of Financial Position

	December 31,		December 31,
	2021		2020
Indirect taxes	Ps.	2,845	Ps.	3,153
Labor		1,807		1,857
Legal		937		1,293
Total (1)	Ps.	5,589	Ps.	6,303
(1)As it is customary in Brazil, the Company is required to guarantee tax, legal and labor contingencies by guarantee deposits. See Note 14.

Summary of Changes in Provisions

26.5.1 Indirect taxes

	December 31,		December 31,		December 31,
	2021		2020		2019
Balance at beginning of the period	Ps.	3,153	Ps.	5,062	Ps.	5,421
Penalties and other charges		77		—		1
New contingencies		314		489		486
Cancellation and expiration		(77)		(153)		(247)
Payments		(237)		(218)		(174)
Reversal of indemnifiable items (1)		—		(1,177)		—
Effects of changes in foreign exchange rates		(385)		(850)		(425)
Balance at end of the period	Ps.	2,845	Ps.	3,153	Ps.	5,062
(1)This amount includes Ps. 899 of certain tax contingencies that expired and are payable to the former shareholders of Spaipa (acquired in 2013).

26.5.2 Labor

	December 31,		December 31,		December 31,
	2021		2020		2019
Balance at beginning of the period	Ps.	1,857	Ps.	2,455	Ps.	2,601
Penalties and other charges		309		233		293
New contingencies		526		249		521
Contingencies added in the business combination		—		—		44
Cancellation and expiration		(445)		(61)		(283)
Payments		(360)		(592)		(500)
Effects of changes in foreign exchange rates		(80)		(427)		(221)
Balance at end of the period	Ps.	1,807	Ps.	1,857	Ps.	2,455

26.5.3 Legal

	December 31,		December 31,		December 31,
	2021		2020		2019
Balance at beginning of the period	Ps.	1,293	Ps.	1,337	Ps.	1,906
Penalties and other charges		68		8		94
New contingencies		35		362		213
Contingencies added in the business combination		—		—		77
Cancellation and expiration		(364)		(141)		(542)
Payments		(97)		(111)		(318)
Effects of changes in foreign exchange rates		2		(162)		(93)
Balance at end of the period	Ps.	937	Ps.	1,293	Ps.	1,337